Schedule of investments
Optimum Large Cap Value Fund
December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.22%
Communication Services — 3.99%
Alphabet Class A	60,289	$ 11,412,708
Comcast Class A	305,210	11,454,531
Fox Class A	212,863	10,340,885
Meta Platforms Class A	23,630	13,835,601
Verizon Communications	222,795	8,909,572
Walt Disney	156,077	17,379,174
		73,332,471
Consumer Discretionary — 3.70%
Darden Restaurants	58,040	10,835,488
General Motors	185,380	9,875,193
Lowe's	138,999	34,304,953
Marriott International Class A	46,780	13,048,813
		68,064,447
Consumer Staples — 6.41%
Diageo	290,770	9,236,880
Kenvue	430,030	9,181,140
Kimberly-Clark	47,846	6,269,740
Mondelez International Class A	320,622	19,150,752
Nestle	124,148	10,185,500
PepsiCo	137,461	20,902,320
Procter & Gamble	78,192	13,108,889
Reckitt Benckiser Group	85,291	5,160,474
Target	139,310	18,831,926
Tyson Foods Class A	98,981	5,685,469
		117,713,090
Energy — 6.44%
Chevron	83,153	12,043,881
ConocoPhillips	319,791	31,713,673
EOG Resources	146,440	17,950,615
Expand Energy	28,387	2,825,926
Exxon Mobil	332,037	35,717,220
Phillips 66	56,203	6,403,208
Schlumberger	303,446	11,634,120
		118,288,643
Financials — 26.25%
American Express	114,017	33,839,105
Aon Class A	64,459	23,151,094
Bank of America	424,675	18,664,466
Berkshire Hathaway Class B †	40,386	18,306,166
Blackrock	31,303	32,089,018
Chubb	56,639	15,649,356
Citigroup	204,485	14,393,699
Goldman Sachs Group	20,499	11,738,137
Hartford Financial Services Group	137,589	15,052,237
Intercontinental Exchange	102,203	15,229,269
JPMorgan Chase & Co.	342,833	82,180,498
KKR & Co.	84,487	12,496,472
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Marsh & McLennan	98,265	$ 20,872,469
Morgan Stanley	160,507	20,178,940
Nasdaq	208,130	16,090,530
PayPal Holdings †	137,449	11,731,272
PNC Financial Services Group	67,243	12,967,813
Progressive	143,488	34,381,160
Prudential Financial	48,272	5,721,680
S&P Global	22,649	11,279,882
State Street	47,522	4,664,284
Travelers	119,496	28,785,392
Truist Financial	90,304	3,917,388
Wells Fargo & Co.	269,737	18,946,327
		482,326,654
Healthcare — 15.20%
Abbott Laboratories	250,594	28,344,687
AbbVie	155,378	27,610,671
Amgen	30,069	7,837,184
Avantor †	267,175	5,629,377
Becton Dickinson and Co.	51,923	11,779,771
Boston Scientific †	220,453	19,690,862
Cencora	41,635	9,354,552
Cigna Group	90,014	24,856,466
Elevance Health	28,233	10,415,154
Gilead Sciences	135,550	12,520,753
Johnson & Johnson	190,539	27,555,750
McKesson	42,060	23,970,415
Medtronic	30,237	2,415,332
Merck & Co.	183,917	18,296,063
Pfizer	506,978	13,450,126
Thermo Fisher Scientific	26,333	13,699,217
UnitedHealth Group	43,262	21,884,515
		279,310,895
Industrials — 16.02%
Boeing †	110,413	19,543,101
Canadian National Railway	38,101	3,867,632
Carrier Global	182,347	12,447,006
Caterpillar	37,571	13,629,256
CSX	358,945	11,583,155
Delta Air Lines	230,671	13,955,595
Eaton	33,556	11,136,230
Equifax	36,919	9,408,807
General Dynamics	67,771	17,856,981
Honeywell International	143,095	32,323,730
Illinois Tool Works	35,367	8,967,657
Northrop Grumman	34,826	16,343,494
Otis Worldwide	30,632	2,836,830
Owens Corning	65,388	11,136,884
PACCAR	97,817	10,174,924
Parker-Hannifin	27,917	17,756,049
NQ- OPTLV [1224] 0225 (4220768)    1

Schedule of investments
Optimum Large Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Quanta Services	47,324	$ 14,956,750
RTX	297,520	34,429,014
Textron	124,921	9,555,207
Trane Technologies	6,965	2,572,523
Union Pacific	71,648	16,338,610
WW Grainger	3,336	3,516,311
		294,335,746
Information Technology — 8.24%
Accenture Class A	48,701	17,132,525
Analog Devices	81,706	17,359,257
Broadcom	53,845	12,483,425
CDW	10,141	1,764,939
Cisco Systems	264,534	15,660,413
KLA	17,625	11,105,865
Micron Technology	105,518	8,880,395
Microsoft	27,798	11,716,857
Motorola Solutions	36,330	16,792,816
NXP Semiconductors	47,501	9,873,083
ON Semiconductor †	68,610	4,325,860
Oracle	66,490	11,079,893
Texas Instruments	71,098	13,331,586
		151,506,914
Materials — 3.28%
Air Products and Chemicals	36,671	10,636,057
Corteva	84,481	4,812,038
DuPont de Nemours	222,037	16,930,321
Freeport-McMoRan	225,649	8,592,714
Martin Marietta Materials	22,839	11,796,343
PPG Industries	29,254	3,494,390
Sherwin-Williams	11,889	4,041,428
		60,303,291
Real Estate — 2.81%
American Tower	53,873	9,880,847
Equity LifeStyle Properties	86,067	5,732,062
Prologis	214,661	22,689,668
Public Storage	44,612	13,358,617
		51,661,194
Utilities — 5.88%
American Electric Power	40,867	3,769,163
Dominion Energy	280,423	15,103,583
Duke Energy	310,728	33,477,835
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities (continued)
Exelon	159,360	$ 5,998,310
NextEra Energy	165,827	11,888,138
PG&E	666,590	13,451,786
Southern	192,125	15,815,730
Xcel Energy	127,404	8,602,318
		108,106,863
Total Common Stocks (cost $1,290,177,191)		1,804,950,208

Short-Term Investments — 1.69%
Money Market Mutual Funds — 1.69%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	7,755,186	7,755,186
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	7,755,187	7,755,187
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	7,755,186	7,755,186
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	7,755,186	7,755,186
Total Short-Term Investments (cost $31,020,745)		31,020,745

Total Value of Securities—99.91% (cost $1,321,197,936)		1,835,970,953
Receivables and Other Assets Net of Liabilities—0.09%		1,580,023
Net Assets Applicable to 99,096,505 Shares Outstanding—100.00%		$1,837,550,976
†	Non-income producing security.
Summary of abbreviations:
LLC – Limited Liability Corporation
S&P – Standard & Poor’s Financial Services LLC

2    NQ- OPTLV [1224] 0225 (4220768)